INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2001
--------------------------------------------------------------------------------

   SHARES   SECURITY                               INDUSTRY                                   VALUE
-----------------------------------------------------------------------------------------------------
COMMON STOCKS -- 100%
AUSTRALIA -- 0.0%
      188   Australia & New Zealand Bank           Banks                                    $   1,621
-----------------------------------------------------------------------------------------------------
FINLAND -- 2.2%
        31,918   Nokia AB                          Communications Equipment                   724,099
-----------------------------------------------------------------------------------------------------
FRANCE -- 11.7%
         6,513   Accor                             Hotels Restaurants & Leisure               275,144
        14,420   Alcatel                           Communications Equipment                   301,840
         2,664   Aventis SA                        Chemicals                                  212,892
        10,348   BNP Paribas                       Banks                                      901,495
             1   Bouygues                          Wireless Telecommunication Services             34
         2,118   Cap Gemini                        Consulting & Services                      154,361
             2   L'Oreal                           Personal Products                              129
         2,959   Peugeot                           Automobiles                                804,189
        10,095   Sanofi-Synthelabo                 Chemicals                                  663,013
         3,379   Total Fina                        Oil & Gas                                  473,628
-----------------------------------------------------------------------------------------------------
                                                                                            3,786,725
-----------------------------------------------------------------------------------------------------
GERMANY -- 4.3%
         1,408   Allianz AG                        Insurance                                  411,359
         6,456   Deutsche Bank AG                  Banks                                      463,077
         3,806   SAP AG                            Software                                   528,674
-----------------------------------------------------------------------------------------------------
                                                                                            1,403,110
-----------------------------------------------------------------------------------------------------
HONG KONG -- 1.0%
         3,100   Hang Seng Bank                    Banks                                       31,796
        27,500   Hutchinson Whampoa                Diversified Financials                     277,651
         8,000   Johnson Electric Holdings         Electrical Equipment                        10,923
        44,612   Pacific Century Cyberworks        Diversified Telecommunication Services      12,726
-----------------------------------------------------------------------------------------------------
                                                                                              333,096
-----------------------------------------------------------------------------------------------------
IRELAND -- 2.6%
        49,077   CRH                               Construction Materials                     829,318
-----------------------------------------------------------------------------------------------------
ITALY  -- 3.2%
        31,576   ENI                               Oil & Gas                                  385,331
        84,181   Telecom Italia Mobile Spa         Wireless Telecommunication Services        429,462
        25,697   Telecom Italia Spa                Diversified Telecommunication Services     230,835
-----------------------------------------------------------------------------------------------------
                                                                                            1,045,628
-----------------------------------------------------------------------------------------------------
JAPAN -- 22.7%
         8,000   Canon Inc.                        Office Electronics                         323,310
            22   Central Japan Railway             Road & Rail                                136,717
        21,000   Daiwa Securities Group            Diversified Financials                     219,750
         7,000   Eisai Co.                         Pharmaceuticals                            156,884
            37   East Japan Railway                Road & Rail                                213,616
         1,900   Fanuc                             Machinery                                   94,612
        12,000   Fujitsu Ltd.                      Computers & Peripherals                    126,052
         9,000   Honda Motor Co. Ltd.              Automobiles                                395,478
         2,100   Hoya Corp.                        Electronic Equipment & Instruments         133,029
        51,000   Itochu Technology Science Corp.   Industrial Conglomerates                   207,337
        27,000   Kajima Corp.                      Construction & Engineering                  68,848
         7,000   Kao Corp.                         Household Products                         174,004
           600   Keyence Corp.                     Electronic Equipment & Instruments         119,076

                       SEE NOTES TO FINANCIAL STATEMENTS.
                  14 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2001
--------------------------------------------------------------------------------

      SHARES     SECURITY                          INDUSTRY                                           VALUE
=============================================================================================================
JAPAN -- (CONTINUED)
         2,900   Kyocera Corp.                     Electronic Equipment & Instruments                $255,793
        14,000   Matsushita Electrical Industry    Household Durables                                 161,880
        85,000   Mitsubishi Chemical Corp.         Chemicals                                          227,648
        15,000   Mitsui Marine & Fire Insurance    Insurance                                           76,738
        51,000   Mitsui Osk Lines                  Marine                                             149,675
           700   Murata Manufacturing Co.          Electronic Equipment & Instruments                  46,532
             9   NTT Docomo                        Wireless Telecommunication                         156,603
            52   NTT Corp Communications           Diversified Telecommunication Services             271,029
        48,000   Nissan Motor Co.                  Automobiles                                        331,393
           500   Oracle Corp.                      Software                                            65,913
         1,900   Promise Co.                       Diversified Financials                             156,619
        11,000   Ricoh Co.                         Office Electronics                                 237,270
         6,000   Shin Etsu Chemical Corp.          Chemicals                                          220,351
         3,600   Sony Corp.                        Household Durables                                 236,709
        35,000   Sumitomo Mitsui Bank              Banks                                              289,071
        27,000   Sumitomo Chemical Corp.           Chemicals                                          121,891
        18,000   Sumitomo Electrical Industry      Electrical Equipment                               204,089
         9,000   Takeda Chemical Industry          Pharmaceuticals                                    418,571
         3,000   Takefuji Corp.                    Diversified Financials                             272,552
         2,000   Tokyo Broadcasting                Media                                               38,489
        13,300   Tokyo Electric Power              Electric Utilities                                 344,471
         7,500   Toyota Motor Corp.                Automobiles                                        264,013
         1,500   Trend Micro Inc.                  Software                                            56,291
            30   UFJ Holding                       Banks                                              161,414
         9,000   UNY Co.                           Multiline Retail                                    91,797
         6,000   Yamanouchi Pharmaceuticals        Pharmaceuticals                                    168,391
-------------------------------------------------------------------------------------------------------------
                                                                                                    7,393,906
-------------------------------------------------------------------------------------------------------------
NETHERLANDS -- 7.8%
        21,031   ABN Amro                          Banks                                              395,486
        18,476   Ahold NV                          Food & Drug Retailing                              579,327
        14,947   ING Groep NV                      Diversified Financials                             977,879
        10,256   Royal Dutch Petroleum             Oil & Gas                                          590,844
-------------------------------------------------------------------------------------------------------------
                                                                                                    2,543,536
-------------------------------------------------------------------------------------------------------------
PORTUGAL -- 0.7%
        93,649   Electric de Portugal              Electric Utilities                                 223,803
-------------------------------------------------------------------------------------------------------------
SINGAPORE -- 1.1%
        24,500   Overseas Chinese Bank             Banks                                              160,016
        12,000   Singapore Press Holding           Media                                              131,723
        65,000   Singapore Telecomm                Diversified Telecommunication Services              67,783
-------------------------------------------------------------------------------------------------------------
                                                                                                      359,522
-------------------------------------------------------------------------------------------------------------
SPAIN -- 3.0%
        36,274   Endesa SA                         Electric Utilities                                 579,149
        32,631   Telefonica SA                     Diversified Telecommunication Services             402,630
-------------------------------------------------------------------------------------------------------------
                                                                                                      981,779
-------------------------------------------------------------------------------------------------------------
SWEDEN -- 2.7%
        83,946   Nordea AB                         Banks                                              478,677
        22,895   Securitas AB                      Commercial Services & Supplies                     401,131
-------------------------------------------------------------------------------------------------------------
                                                                                                      879,808
-------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  15 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2001
--------------------------------------------------------------------------------

       SHARES    SECURITY                          INDUSTRY                                            VALUE
===============================================================================================================
SWITZERLAND -- 8.5%
         2,938   Credit Suisse Group               Banks                                            $   483,262
         4,830   Nestle SA                         Food Products                                      1,027,030
        19,600   Novartis AG                       Pharmaceuticals                                      709,702
         3,824   UBS AG                            Banks                                                548,110
---------------------------------------------------------------------------------------------------------------
                                                                                                      2,768,104
---------------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 28.5%
        24,142   AstraZeneca                       Pharmaceuticals                                    1,126,393
        56,387   Bass                              Hotels Restaurants & Leisure                         590,015
         3,187   Barclays                          Banks                                                 97,844
       116,255   BHP Billiton                      Metals & Mining                                      579,985
       102,247   BP Amoco Plc.                     Oil & Gas                                            841,648
        24,189   British Telecommunications Plc.   Diversified Telecommunication Services               152,272
        41,176   Cadbury Schweppes                 Food Products                                        278,053
        69,707   Centrica                          Gas Utilities                                        223,088
        82,760   Diageo Plc.                       Beverages                                            909,097
        27,995   GlaxoSmithKline                   Pharmaceuticals                                      788,507
        30,549   HSBC Holdings                     Banks                                                362,462
        15,171   Lloyds TSB Group Plc.             Banks                                                152,014
        31,557   Pearson Group                     Media                                                520,857
        28,058   Royal Bank of Scotland            Banks                                                619,186
        50,981   Smiths Group                      Industrial Conglomerates                             592,321
       125,553   Tesco                             Food & Drug Retailing                                453,534
       443,370   Vodafone Group                    Wireless Telecommunication Services                  983,427
---------------------------------------------------------------------------------------------------------------
                                                                                                      9,270,703
---------------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS
                 (Identified Cost-- $36,719,716)                                                    $32,544,758
===============================================================================================================













                       SEE NOTES TO FINANCIAL STATEMENTS.

                   16 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                    JUNE 30, 2001
--------------------------------------------------------------------------------

ASSETS:
     Investments at value (Note 1A) (Identified Cost,
         $36,719,716)                                               $ 32,544,758
     Foreign currency, at value (Cost, $41,528)                           41,526
     Receivable for investments sold                                   1,410,920
     Receivable for foreign currency sold                                389,776
     Dividends receivable                                                 53,526
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                       34,440,506
--------------------------------------------------------------------------------
LIABILITIES:
     Payable for investments purchased                                 1,046,922
     Payable for foreign currency purchased                              389,775
     Payable to the Custodian                                            370,251
     Payable to affiliates-- Investment Advisory fees (Note 2)            27,665
     Accrued expenses and other liabilities                               25,371
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 1,859,984
--------------------------------------------------------------------------------
NET ASSETS                                                           $32,580,522
================================================================================
REPRESENTED BY: PAID-IN CAPITAL FOR BENEFICIAL INTERESTS             $32,580,522
================================================================================











                       SEE NOTES TO FINANCIAL STATEMENTS.

                  17 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2001

INVESTMENT INCOME:
     Dividend income (net of foreign witholding tax of $86,247)     $   333,843
-------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                           176,738
     Custody and fund accounting fees                                    43,723
     Legal fees                                                          26,812
     Audit fees                                                          16,145
     Administrative fees (Note 3)                                         8,837
     Trustees fees                                                        4,674
     Interest expense                                                     1,513
     Other                                                                4,884
-------------------------------------------------------------------------------
     Total expenses                                                     283,326
     Less: aggregate amount waived by the Manager and
         the Administrator (Notes 2 & 3)                               (104,191)
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     179,135
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   154,708
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSSON INVESTMENTS:
Net realized loss on investment transactions                         (3,156,586)
Net realized loss on foreign currency transactions                       (8,304)
-------------------------------------------------------------------------------
     Net realized loss                                               (3,164,890)
-------------------------------------------------------------------------------
Unrealized depreciation of investments                               (2,838,188)
Translation of other assets and liabilities denominated
     in foreign currencies--net                                            (822)
-------------------------------------------------------------------------------
     Total unrealized depreciation of investments                    (2,839,010)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (6,003,900)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(5,849,192)
===============================================================================











                       SEE NOTES TO FINANCIAL STATEMENTS.

                  18 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED           YEAR ENDED
                                                                                         JUNE 30, 2001           DECEMBER 31,
                                                                                          (UNAUDITED)                2000
================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
     Net investment gain (loss)                                                           $  154,708              $  (72,394)
     Net realized gain (loss) on investments and foreign exchange transactions            (3,164,890)              1,688,753
     Unrealized depreciation of investments and foreign exchange transactions             (2,839,010)            (13,123,663)
--------------------------------------------------------------------------------------------------------------------------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 (5,849,192)            (11,507,304)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
     Proceeds from contributions                                                           1,609,933              21,734,309
     Value of withdrawals                                                                 (2,948,991)             (9,763,430)
--------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                      (1,339,058)             11,970,879
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                     (7,188,250)                463,575
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                                                                  39,768,772              39,305,197
--------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                                                                       $32,580,522             $39,768,772
================================================================================================================================





--------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2001   ---------------------------------------------------------------------
                                                (UNAUDITED)     2000          1999           1998       1997          1996
================================================================================================================================
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's omitted)      $32,581        $39,769      $39,305        $37,240     $33,770       $49,056
  Ratio of expenses to average net assets          1.00%*         1.00%        1.00%          1.00%       1.00%         1.11%
  Ratio of net investment income (loss)
    to average net assets                          0.88%*        (0.18)%       0.20%          0.42%       0.58%         0.65%
  Portfolio turnover                                 50%           118%          68%           118%         99%          109%
================================================================================================================================
NOTE: IF THE AGENTS OF THE PORTFOLIO HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES FOR THE PERIODS INDICATED, THE RATIOS WOULD
HAVE BEEN AS FOLLOWS:
  Expenses to average net assets                    1.59%*         1.05%        1.05%          1.05%       1.06%         1.13%
  Net investment income (loss)
    to average net assets                           0.29%*       (0.23)%        0.15%          0.37%       0.52%         0.63%
================================================================================================================================

  * ANNUALIZED






                       SEE NOTES TO FINANCIAL STATEMENTS.

                   19 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

International Equity Portfolio (the OPortfolioO), a separate series of The Premium Portfolios (the OPortfolio TrustO), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citi Fund Management Inc. (the OManagerO). On April 1, 2001, Citibank N.A. transferred its assets management business, including management of the Portfolio, to its newly formed affiliate, the Manager.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Securities listed on a foreign exchange are valued at the last quoted sale price available. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Portfolio may enter into forward foreign currency exchange contracts (OcontractsO) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date.

                  20 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.Taxes are accrued and applied to net investment income and net realized and unrealized gains.

F. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

2. INVESTMENT ADVISORY FEES

The investment advisory fees paid to the Manager, as compensation for overall investment management services, amounted to $176,738, of which $95,354 was voluntarily waived for the six months ended June 30, 2001. The invest ment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES

Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $8,837, all of which was voluntarily waived for the six months ended June 30, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   obligations,
aggregated $17,229,051 and $17,573,028, respectively, for the six months ended June 30, 2001.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, are as follows:

================================================================================
Aggregate cost                                                    $36,719,716
--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $   920,837
Gross unrealized depreciation                                      (5,095,795)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(4,174,958)
================================================================================

6. FINANCIAL INSTRUMENTS

The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts.


                  21 | 2001 Semi-Annual Report to Shareholders

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered. No such instruments were held at June 30, 2001.

7. LINE OF CREDIT

The Portfolio, along with various other Portfolios in the family of funds, entered into an ongoing line of credit agreement with a bank which allows the Funds and Portfolios collectively to borrow $75 million for temporary or emergency purposes. Interest on borrowing, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2001 the commitment fee allocated to the Portfolio was $32. Since the line of credit was established, there have been no borrowings.













                  22 | 2001 Semi-Annual Report to Shareholders

                       This Page Intentionally Left Blank.

                       This Page Intentionally Left Blank.

--------------------------------------------------------------------------------
                SMITH BARNEY
INTERNATIONAL LARGE CAP FUND
--------------------------------------------------------------------------------

       TRUSTEES & OFFICERS                   INVESTMENT MANAGER
       C. Oscar Morong Jr., Chairman         (of International Equity Portfolio)
       Riley C. Gilley                       Citi Fund Management Inc.
       Diana R. Harrington                   100 First Stamford Place
       Susan B. Kerley                       Stamford, CT 06902
       E. Kirby Warren
       William S. Woods Jr.**
                                             DISTRIBUTOR
                                             Salomon Smith Barney Inc.
       PRESIDENT
       Heath B. McLendon*
                                             CUSTODIAN
                                             State Street Bank
       SECRETARY                               & Trust Company
       Robert I. Frenkel*

                                             TRANSFER AGENT
       TREASURER                             Citi Fiduciary Trust Company
       Lewis E. Daidone*                     125 Broad Street, 11th Floor
                                             New York, NY 10004

        * Affiliated Person of               SUB-TRANSFER AGENT
          Investment Manager                 PFPC Global Fund Services
       ** Trustee Emeritus                   P.O. Box 9699
                                             Providence, RI 02940-9699

     SMITH BARNEY INTERNATIONAL LARGE CAP FUND
================================================================================

                                     This report is submitted for general
                                     information of the shareholders of Smith
                                     Barney International Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

                                     SMITH BARNEY INTERNATIONAL LARGE CAP  FUND
                                     Smith Barney Mutual Funds
                                     Seven World Trade Center New York, NY 10048

                                     For complete information on any Smith
                                     Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

                                     www.smithbarney.com/mutualfunds









                                     SALOMON SMITH BARNEY [Logo]
                                     -------------------------------
                                          A MEMBER OF CITIGROUP[Graphic Omitted]


                                     Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


                                     FD02221 8/01